Loans (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Domestic:
Manufacturing	7,586,608	8,078,871
Construction and real estate	7,270,414	7,477,853
Services	3,981,279	3,972,011
Wholesale and retail	5,295,142	5,355,974
Transportation and communications	3,200,570	3,147,106
Banks and other financial institutions	3,501,266	3,142,998
Government and public institutions	6,911,725	6,907,426
Other industries (Note)	4,318,959	4,521,994
Individuals:
Mortgage loans	11,191,410	11,234,561
Other	719,346	741,519

Total domestic	53,976,719	54,580,313

Foreign:
Commercial and industrial	8,146,215	10,481,071
Banks and other financial institutions	3,343,181	4,088,651
Government and public institutions	521,988	595,911
Other (Note)	90,470	199,518

Total foreign	12,101,854	15,365,151

Total	66,078,573	69,945,464
Less: Unearned income and deferred loan fees—net	89,511	111,981

Total loans before allowance for loan losses	65,989,062	69,833,483

Note:	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Financing Receivable Credit Quality Indicators

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2012 and 2013:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2012
Domestic:
Manufacturing	3,915,950	2,545,195	121,101	326,741	346,323	25,504	9,088	296,706	7,586,608
Construction and real estate	2,212,752	3,550,102	687,440	154,900	430,372	28,683	679	205,486	7,270,414
Services	1,903,329	1,500,985	225,458	2,611	198,066	31,943	—	118,887	3,981,279
Wholesale and retail	1,709,599	2,677,141	261,228	88,693	303,264	54,582	97	200,538	5,295,142
Transportation and communications	2,115,552	852,938	92,915	265	71,995	13,402	54	53,449	3,200,570
Banks and other financial institutions	2,670,218	603,291	2,105	387	213,431	201	—	11,633	3,501,266
Government and public institutions	6,857,436	11,125	—	43,164	—	—	—	—	6,911,725
Other industries	1,203,546	897,378	3,137	2,107,898	11,462	515	90,990	4,033	4,318,959
Individuals	—	189,208	11,097,497	183,133	47,078	125,277	4,363	264,200	11,910,756

Total domestic	22,588,382	12,827,363	12,490,881	2,907,792	1,621,991	280,107	105,271	1,154,932	53,976,719

Foreign:
Total foreign	6,310,641	3,176,830	3,409	1,404,505	960,170	191	91,223	154,885	12,101,854

Total	28,899,023	16,004,193	12,494,290	4,312,297	2,582,161	280,298	196,494	1,309,817	66,078,573

2013
Domestic:
Manufacturing	4,171,212	2,615,406	119,183	307,946	498,638	22,569	8,013	335,904	8,078,871
Construction and real estate	2,524,644	3,486,850	659,844	148,893	387,254	20,671	664	249,033	7,477,853
Services	1,736,931	1,734,482	219,089	4,035	160,754	26,621	—	90,099	3,972,011
Wholesale and retail	1,853,573	2,699,053	261,322	83,065	236,545	49,710	11	172,695	5,355,974
Transportation and communications	2,236,404	685,237	94,233	350	59,573	12,274	—	59,035	3,147,106
Banks and other financial institutions	2,246,804	666,197	2,172	5,311	208,510	221	—	13,783	3,142,998
Government and public institutions	6,797,133	11,729	—	98,564	—	—	—	—	6,907,426
Other industries	1,620,061	743,214	3,341	2,058,974	13,044	448	77,548	5,364	4,521,994
Individuals	—	191,360	11,219,209	170,768	33,618	121,468	4,032	235,625	11,976,080

Total domestic	23,186,762	12,833,528	12,578,393	2,877,906	1,597,936	253,982	90,268	1,161,538	54,580,313

Foreign:
Total foreign	8,293,654	3,650,488	4,881	2,021,284	980,343	137	111,684	302,680	15,365,151

Total	31,480,416	16,484,016	12,583,274	4,899,190	2,578,279	254,119	201,952	1,464,218	69,945,464

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.

Impaired Financing Receivables

The table below presents impaired loans information at March 31, 2012 and 2013.

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2012
Domestic:
Manufacturing	287,471	9,235	296,706	318,736	103,601	301,383	4,397
Construction and real estate	158,339	47,147	205,486	246,189	43,770	232,473	3,167
Services	105,809	13,078	118,887	139,842	33,233	117,306	2,346
Wholesale and retail	188,231	12,307	200,538	221,300	74,235	190,179	3,590
Transportation and communications	47,103	6,346	53,449	56,814	18,720	55,136	1,125
Banks and other financial institutions	11,577	56	11,633	12,761	5,105	8,385	348
Other industries	3,995	38	4,033	4,137	3,668	3,144	55
Individuals	134,886	129,314	264,200	296,466	12,461	276,518	5,237

Total domestic	937,411	217,521	1,154,932	1,296,245	294,793	1,184,524	20,265

Foreign:
Total foreign	141,572	13,313	154,885	157,887	62,047	134,614	3,158

Total	1,078,983	230,834	1,309,817	1,454,132	356,840	1,319,138	23,423

2013
Domestic:
Manufacturing	325,727	10,177	335,904	365,049	118,475	299,978	5,297
Construction and real estate	189,060	59,973	249,033	269,770	46,574	227,920	2,824
Services	77,982	12,117	90,099	106,397	22,153	103,113	1,949
Wholesale and retail	160,477	12,218	172,695	189,231	62,962	186,594	3,076
Transportation and communications	55,202	3,833	59,035	61,554	18,870	54,633	1,220
Banks and other financial institutions	13,727	56	13,783	13,821	5,007	11,950	227
Other industries	5,224	140	5,364	5,484	3,818	4,791	73
Individuals	116,875	118,750	235,625	252,182	9,429	250,718	4,343

Total domestic	944,274	217,264	1,161,538	1,263,488	287,288	1,139,697	19,009

Foreign:
Total foreign	297,859	4,821	302,680	305,801	119,053	220,561	5,321

Total	1,242,133	222,085	1,464,218	1,569,289	406,341	1,360,258	24,330

Notes:

(1)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes those for groups of small balance, homogeneous loans totaling ¥504,750 million as of March 31, 2013 which were collectively evaluated for impairment, in addition to those that were individually evaluated for impairment.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.

Troubled Debt Restructurings on Financing Receivables Subsequently Defaulted

The following table presents TDRs that were made during the fiscal years ended March 31, 2012 and 2013.

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or Postponement of principal and/or interest
	Recorded investment (1)	Charge-offs (2)
	(in millions of yen)
2012
Domestic:
Manufacturing	9,467	7,578	189,978
Construction and real estate	—	—	74,399
Services	—	—	109,576
Wholesale and retail	2,793	1,441	233,703
Transportation and communications	—	—	53,644
Banks and other financial institutions	—	—	23,789
Other industries	—	—	3,652
Individuals	—	—	60,209

Total domestic	12,260	9,019	748,950

Foreign:
Total foreign	—	—	69,576

Total	12,260	9,019	818,526

2013
Domestic:
Manufacturing	—	—	277,957
Construction and real estate	—	—	129,908
Services	—	—	68,930
Wholesale and retail	—	1,243	218,497
Transportation and communications	—	—	52,206
Banks and other financial institutions	—	—	34,468
Other industries	—	—	1,809
Individuals	—	—	62,160

Total domestic	—	1,243	845,935

Foreign:
Total foreign	1,062	3,750	140,064

Total	1,062	4,993	985,999

Notes:

(1)	Amounts represent book values of loans immediately after the restructurings.
(2)	Charge-offs represent the loss impact on the consolidated statements of income for the fiscal year that resulted from the restructurings.

Troubled Debt Restructurings on Financing Receivables by Type of Restructuring

The following table presents payment defaults occurred during the fiscal years ended March 31, 2012 and 2013 with respect to the loans modified as TDR within the previous twelve months.

	Recorded investment
	2012	2013
	(in millions of yen)
Domestic:
Manufacturing	7,337	18,740
Construction and real estate	4,116	18,751
Services	7,863	5,976
Wholesale and retail	9,999	19,920
Transportation and communications	20,278	4,386
Banks and other financial institutions	—	—
Other industries	—	—
Individuals	800	5,517

Total domestic	50,393	73,290

Foreign:
Total foreign	3,475	6,374

Total	53,868	79,664

Financing Receivable, by Contractual Maturity

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2012 and 2013:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2012
Domestic:
Manufacturing	3,587	2,409	46,353	52,349	7,534,259	7,586,608
Construction and real estate	6,395	4,864	59,307	70,566	7,199,848	7,270,414
Services	3,325	2,436	14,571	20,332	3,960,947	3,981,279
Wholesale and retail	5,577	2,212	17,745	25,534	5,269,608	5,295,142
Transportation and communications	630	5,859	7,591	14,080	3,186,490	3,200,570
Banks and other financial institutions	—	—	6	6	3,501,260	3,501,266
Government and public institutions	—	—	—	—	6,911,725	6,911,725
Other industries	62	—	174	236	4,318,723	4,318,959
Individuals	41,802	23,189	85,964	150,955	11,759,801	11,910,756

Total domestic	61,378	40,969	231,711	334,058	53,642,661	53,976,719

Foreign:
Total foreign	2,137	5,728	14,531	22,396	12,079,458	12,101,854

Total	63,515	46,697	246,242	356,454	65,722,119	66,078,573

2013
Domestic:
Manufacturing	3,788	1,911	32,830	38,529	8,040,342	8,078,871
Construction and real estate	11,815	4,038	69,333	85,186	7,392,667	7,477,853
Services	3,385	1,916	13,829	19,130	3,952,881	3,972,011
Wholesale and retail	2,771	2,851	16,483	22,105	5,333,869	5,355,974
Transportation and communications	711	558	3,687	4,956	3,142,150	3,147,106
Banks and other financial institutions	—	—	6	6	3,142,992	3,142,998
Government and public institutions	—	—	—	—	6,907,426	6,907,426
Other industries	—	18	122	140	4,521,854	4,521,994
Individuals	41,987	24,114	69,774	135,875	11,840,205	11,976,080

Total domestic	64,457	35,406	206,064	305,927	54,274,386	54,580,313

Foreign:
Total foreign	127	885	11,132	12,144	15,353,007	15,365,151

Total	64,584	36,291	217,196	318,071	69,627,393	69,945,464